Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets
Receivables on behalf of manachised hotels	¥ 236,430		¥ 216,476
Receivables from financial institution	260,109
Prepayment for purchase of services	87,580		53,365
VAT recoverable	60,975		33,315
Deposits	14,267		9,652
Prepaid property management fees	2,997		3,281
Contract assets			2,929
Prepayment for purchase of goods	2,277		2,926
Others	15,125		10,767
Subtotal	679,760		332,711
Less: allowance for doubtful accounts	(3,786)		(1,079)	¥ (3,124)
Total	¥ 675,974	$ 96,663	¥ 331,632